SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Supplemental Disclosure With Respect To Cash Flows 1		1,000,000
Supplemental Disclosure With Respect To Cash Flows 2		1,000,000
Supplemental Disclosure With Respect To Cash Flows 3		$ 260,000
Supplemental Disclosure With Respect To Cash Flows 4		665,282
Supplemental Disclosure With Respect To Cash Flows 5		419,855
Supplemental Disclosure With Respect To Cash Flows 6		250,000
Supplemental Disclosure With Respect To Cash Flows 7		250,000
Supplemental Disclosure With Respect To Cash Flows 8		76,298
Supplemental Disclosure With Respect To Cash Flows 1	1,000,000
Supplemental Disclosure With Respect To Cash Flows 2	$ 411,440